Document and Entity Information	Sep. 29, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001753539
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	BlackSky Technology Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39113
Entity Tax Identification Number	47-1949578
Entity Address, Address Line One	13241 Woodland Park Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	(571)
Local Phone Number	267-1571
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BKSY.W
Security Exchange Name	NYSE